The following is added to the section titled “The Capital SystemSM” in the “Management and organization” section of the prospectus:

Effective April 1, 2019, David S. Lee is no longer disclosed as an individual primarily responsible for the portfolio management of the fund.

Keep this supplement with your prospectus.

Lit. No. MFGEBS-322-0419P CGD/AFD/10039-S70432

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS SUPPLEMENT IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS SUPPLEMENT ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	MICHAEL W. STOCKTON
MICHAEL W. STOCKTON
SECRETARY

The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of the statement of additional information is amended in its entirety to read as follows:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
Winnie Kwan	$500,001 – $1,000,000	2	$50.0	1	$0.77	None
David A. Hoag	Over $1,000,000	5	$54.2	None		None
James B. Lovelace	Over $1,000,000	21	$302.9	1	$0.47	None
Steven T. Watson	Over $1,000,000	5	$93.5	4	$4.56	603[4]	$9.27
Joyce E. Gordon	Over $1,000,000	3	$233.1	1	$0.47	None
David M. Riley	$100,001 – $500,000	3	$108.9	1	$0.51	None
Bradley J. Vogt	Over $1,000,000	19	$202.6	None		None
Grant L. Cambridge	Over $1,000,000	1	$91.7	1	$0.47	None
L. Alfonso Barroso	Over $1,000,000	3	$116.8	None		None
Fergus N. MacDonald	$100,001 – $500,000	6	$76.9	None		None
Philip Winston	$100,001 – $500,000	6	$2.8	7	$3.46	645[5]	$18.06

Keep this supplement with your statement of additional information.

Lit. No. MFGEBS-323-0419O CGD/10149-S74196